Goodwill and intangible assets - Key assumptions used in calculating the recoverable amount (Details) - USD ($) $ in Thousands	12 Months Ended	24 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Discount Rate	19.00%	19.00%
Goodwill	$ 470,144	$ 470,144	$ 69,326
Impairment of goodwill		$ 0
Grassroots CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%	3.00%
Discount Rate	14.00%	14.00%
Recoverable Amount	$ 607,958	$ 607,958
Goodwill	245,833	$ 245,833
Impairment of goodwill	$ 0
Basis points of increase in discount rate	1.50%
Select CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%	3.00%
Discount Rate	13.00%	13.00%
Recoverable Amount	$ 367,590	$ 367,590
Goodwill	113,252	$ 113,252
Impairment of goodwill	$ 0
Basis points of increase in discount rate	2.00%
New Jersey CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%	3.00%
Discount Rate	19.00%	19.00%
Recoverable Amount	$ 187,617	$ 187,617
Goodwill	22,863	$ 22,863
Impairment of goodwill	$ 0
Nevada CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%	3.00%
Discount Rate	15.00%	15.00%
Recoverable Amount	$ 76,931	$ 76,931
Goodwill	19,589	$ 19,589
Impairment of goodwill	$ 0
Arizona CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%	3.00%
Discount Rate	19.00%	19.00%
Recoverable Amount	$ 338,205	$ 338,205
Goodwill	15,547	$ 15,547
Impairment of goodwill	$ 0
Connecticut CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%	3.00%
Discount Rate	18.00%	18.00%
Recoverable Amount	$ 118,630	$ 118,630
Goodwill	14,302	$ 14,302
Impairment of goodwill	$ 0
Florida CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%	3.00%
Discount Rate	18.00%	18.00%
Recoverable Amount	$ 343,470	$ 343,470
Goodwill	13,410	$ 13,410
Impairment of goodwill	$ 0
Massachusetts CGU
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Value Growth Rate	3.00%	3.00%
Discount Rate	19.00%	19.00%
Recoverable Amount	$ 165,376	$ 165,376
Goodwill	4,517	$ 4,517
Impairment of goodwill	$ 0